DEBT	12 Months Ended
Dec. 31, 2017
DEBT
DEBT

7) DEBT

($ thousands)	December 31, 2017	December 31, 2016
Current:
Senior notes	$27,656	$29,539
	27,656	29,539
Long-term:
Bank credit facility	$—	$23,226
Senior notes	644,723	716,060
	644,723	739,286
Total debt	$672,379	$768,825

Bank Credit Facility

Enerplus has a senior unsecured, covenant‑based, $800 million bank credit facility that matures on October 31, 2020. Drawn fees range between 150 and 315 basis points over bankers’ acceptance rates. Standby fees on the undrawn portion of the facility are based on 20% of the drawn pricing. The Company has the ability to request an extension of the facility or repay the entire balance at the end of the term. At December 31, 2017 Enerplus was fully undrawn on the facility (December 31, 2016 - $23.2 million drawn). During 2017, a fee of $0.5 million (2016 - $0.7 million, 2015 - $0.3 million) was paid to extend the facility.

Senior Notes

During 2017, Enerplus made a principal repayment of US$22 million on its 2009 senior notes. During 2016, Enerplus repurchased US$267 million in outstanding senior notes at a discount, resulting in gains of $19.3 million.

The terms and rates of the Company’s outstanding senior notes are detailed below:

				Original	Remaining	CDN$ Carrying
			Coupon	Principal	Principal	Value
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$105,000	$131,996
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2019	4.34%	CDN$30,000	CDN$30,000	30,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	25,142
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$298,000	374,616
June 18, 2009	June 18 and Dec 18	4 equal annual installments beginning June 18, 2018 - 2021	7.97%	US$225,000	US$88,000	110,625
				Total carrying value		$672,379